TAXES (Details - Provision for taxes) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ 1,541,458	$ (4,433,972)
Statutory Canadian tax rate	26.50%	26.50%
Income tax based on statutory tax rate	$ 408,486	$ (1,175,003)
Difference on tax rates	(1,136,748)	0
Change in estimate	1,220,106	(2,124)
Share issuance costs	(624,516)	(630,927)
Change in valuation allowance	822,602	359,554
Non-deductible expenses	(115,721)	586,636
Income tax expense	0	64,768	$ (312,767)
Income tax (recovery) expense	$ 574,209	$ (861,864)